Commitments and Contingencies (Details Narrative) (10K)				1 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended	29 Months Ended
	Feb. 23, 2018	May 04, 2016 USD ($)	May 04, 2016 AUD ($)	Jun. 30, 2012	Nov. 30, 2009	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Aug. 12, 2016 USD ($)
Penalty amount						$ 30,000		$ 30,000			$ 30,000
Rent expense						21,775	$ 23,734	30,521	$ 28,992
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage				2.00%	2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage				5.00%	5.00%
New Five-Year Operating Lease Agreement [Member]
Payments for fees		$ 2,325
Quality Assurance Agreement [Member]
Contract cost						$ 49,854		701,973	$ 937,219	$ 1,639,192	$ 1,689,146
Quality Assurance Agreement [Member] | Minimum [Member]
Anticipated payment												$ 2,500,000
Quality Assurance Agreement [Member] | Maximum [Member]
Anticipated payment												$ 5,000,000
Investment Banking Agreement [Member]
Investment banker, description	As consideration for such services, the Company shall pay the Investment Bank 8% of the total gross proceeds immediately upon closing a successful capital raise placement. Additionally, the Company shall also pay the Investment Bank non-callable warrants for shares of the Company's common stock equal to 4% of the proceeds raised. The warrants will have a purchase price equal to 110% of the implied price per share of the placement or 110% of the public market closing price of the Company's common stock on the date of placement, whichever is lower, and will have an exercise period of five years after the closing of the placement. As of the date of this Annual Report, no funds have been raised pursuant to this agreement.
IRS [Member]
Penalty amount								$ 10,000
AUD [Member] | New Five-Year Operating Lease Agreement [Member]
Payments for fees			$ 3,300